UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period: April 30, 2019

Item 1. Schedule of Investments.

Cannabis Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 77.2%
	AGRICULTURAL CHEMICALS — 0.8%
120	Scotts Miracle-Gro Co.	$10,202

	BEVERAGES — 0.3%
1,600	Alkaline Water Co., Inc.*	3,632

	BIOTECHNOLOGY — 12.7%
500	Arena Pharmaceuticals, Inc.*	22,875
1,000	Cara Therapeutics, Inc.*	19,080
6,000	Cardiol Therapeutics, Inc. - Class A*	25,035
2,400	Corbus Pharmaceuticals Holdings, Inc.*	17,136
425	GW Pharmaceuticals PLC – ADR*	71,957
2,400	Intec Pharma Ltd.*	14,640
		170,723
	EXTRACTION — 2.6%
4,000	MediPharm Labs Corp.*	15,585
3,600	Neptune Wellness Solutions, Inc.*	14,724
7,000	Radient Technologies, Inc.*	4,964
		35,273
	INVESTING & FINANCE — 4.0%
17,500	Canopy Rivers, Inc.*	53,296

	PHARMACEUTICAL — 54.7%
12,000	Aleafia Health, Inc.*	13,525
6,000	Aphria, Inc.*	45,780
11,000	Aurora Cannabis, Inc.*	99,880
18,000	Auxly Cannabis Group, Inc.*	11,286
8,000	CannTrust Holdings, Inc.*	54,080
2,100	Canopy Growth Corp.*	106,092
3,400	Cronos Group, Inc.*	58,344
3,500	Delta 9 Cannabis, Inc.*	4,023
4,500	Emerald Health Therapeutics, Inc.*	13,167
1,800	Flowr Corp.*	8,801
10,500	Green Organic Dutchman Holdings Ltd.*	35,112
9,000	HEXO Corp.*	70,380
8,000	Khiron Life Sciences Corp.*	21,378
9,000	Organigram Holdings, Inc.*	66,978
4,500	PharmaCielo Ltd.*	29,324
15,000	Supreme Cannabis Co., Inc.*	22,281
1,000	Tilray, Inc.*	51,330
7,000	Vivo Cannabis, Inc.*	4,285
11,000	Weedmd, Inc.*	15,765
		731,811

Cannabis Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 1.1%
15,000	Fire & Flower Holdings Corp.*	$15,227

	SPECIALTY CHEMICALS — 1.0%
8,000	Marrone Bio Innovations, Inc.*	12,880
	TOTAL COMMON STOCKS
	(Cost $1,023,241)	1,033,044

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.3%
	ETFMG Alternative Harvest ETF
	Exercise Price: $33.00, Notional Amount: $330,000
100	Expiration Date: July 19, 2019*	18,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $18,434)	18,000

Number of Shares
	SHORT-TERM INVESTMENTS — 19.0%
254,106	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.28%[1]	254,106
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $254,106)	254,106
	TOTAL INVESTMENTS — 97.5%
	(Cost $1,295,781)	1,305,150
	Other Assets in Excess of Liabilities — 2.5%	33,470
	TOTAL NET ASSETS — 100.0%	$1,338,620

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Cannabis Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

The Cannabis Growth Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on February 22, 2019, with Investor Class. Institutional Class commenced investment operations at a later date, May 24, 2019.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Cannabis Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS- Continued

April 30, 2019 (Unaudited)

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At April 30, 2019, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$1,299,011

Gross unrealized appreciation	$75,943
Gross unrealized depreciation	(69,804)

Net unrealized appreciation on investments	$6,139

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Cannabis Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS- Continued

April 30, 2019 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$1,033,044	$-	$-	$1,033,044
Purchased Options Contracts	18,000	-	-	18,000
Short-Term Investments	254,106	-	-	254,106
Total Investments	$1,305,150	$-	$-	$1,305,150

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	6/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	6/28/19

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	6/28/19

*	Print the name and title of each signing officer under his or her signature.